S000036208 [Member] Investment Objectives and Goals - Multi-Manager Value Strategies Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Multi-Manager Value Strategies Fund (the Fund) seeks to provide shareholders with growth of capital and income.